Derivative financial liabilities	12 Months Ended
Dec. 31, 2022
Disclosure of Derivative Financial Liabilities [Abstract]
Derivative financial liabilities
14.	Derivative financial liabilities
On February 24, 2021, in connection with a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of 2,673,268 Common Shares at an exercise price of US$11.00 at any time prior to three and a half years following the date of issuance.
On December 13, 2021, as part of a registered direct offering, the Company issued stock warrants to investors to purchase up to an aggregate of 3,055,556 Common Shares at an exercise price of US$4.70 at any time prior to three and a half years following the date of issuance.
The stock warrants are classified as a liability under IFRS by the sole virtue of their exercise price being denominated in USD. As such, the warrants are subject to revaluation under the Black Scholes model at each reporting date, with gains and losses recognized to the consolidated statements of operations and comprehensive income (loss). The stock warrants are classified as a derivative liability, and not equity, due to the exercise price being denominated in USD, which is different than the Company’s functional currency.
In the event that these warrants are fully exercised, the Company would receive cash proceeds of US$43,767, with the balance of the liability reclassified to equity at that time. If the warrants were to expire unexercised, then the liability would be extinguished through a gain in the consolidated statements of operations and co
mprehensive income (loss).

	As at
	December 31, 2022	December 31, 2021
Balance, beginning of the period	12,688	—
Stock warrants issued	—	23,986
Change in fair value due to revaluation of derivative financial liabilities	(12,558)	(11,276)
Change in fair value due to foreign exchange	289	(22)

Balance, end of the period	419	12,688

Details of the derivative financial liabilities as at December 31, 2022 are as follows:

	Warrants outstanding and exercisable (000s)	Weighted average exercise price $
Balance, December 31, 2020	—	—
Warrants issued	5,729	9.69
Balance, December 31, 2021	5,729	9.69
Warrants issued	—	—

Balance, December 31, 2022	5,729	9.69

The 5,728,824 warrants outstanding noted above have expiry dates of August 2024 and June 2025.

The fair value of the warrants outstanding was estimated using the Black-Scholes option pricing model with the following assumptions:

	As at
	December 31, 2022	December 31, 2021
Risk-free interest rate	4.41%	0.97%
Expected life	1.6 - 2.5 years	2.7 - 3.5 years
Expected volatility in market price of shares	89 - 106%	102 - 109%
Expected dividend yield	0%	0%
Expected forfeiture rate	0%	0%